Commitment and Contingencies - Summary of future minimum lease payments required under the operating leases as follows (Detail) - Barkbox Inc [Member] $ in Thousands	Mar. 31, 2021 USD ($)
2022	$ 4,113
2023	4,559
2024	4,269
2025	3,798
2026	3,899
Thereafter	6,459
Total minimum lease payments	$ 27,097